INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of income before income taxes
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
PRC	124,154	218,060	154,095	23,788
Non-PRC	(13,466)	(127,156)	77,280	11,929

Total	110,688	90,904	231,375	35,717

Schedule of current and deferred portions of income tax expense

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current income tax expenses	14,760	11,087	67,059	10,352
Deferred income tax expenses	33,910	12,906	(6,962)	(1,075)

Income tax expenses for the year	48,670	23,993	60,097	9,277

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Income before income tax	110,688	90,904	231,375	35,717
Income tax expense computed at the PRC statutory tax rate of 25%	27,672	22,727	57,844	8,929
Effect of different tax rates in different jurisdictions	2,350	15,877	(23,284)	(3,594)
Effect of tax holiday and preferential tax rates	(4,885)	(54,944)	(35,434)	(5,470)
Research and development super-deduction	(19,140)	(37,483)	(47,179)	(7,283)
Non-deductible expenses(1)	10,354	50,150	82,455	12,729
Effect of change in tax rate	—	(8,795)	1,464	226
Outside basis difference on investment in a VIE	33,910	15,821	11,378	1,756

Withholding tax and others	191	1,844	7,906	1,220
Changes in valuation allowance	(1,782)	18,796	4,947	764

Income tax expenses	48,670	23,993	60,097	9,277

(1)	Non-deductible expenses mainly consist of shares-based compensation expenses, entertainments and other expenses that exceed the allowable deduction limits.

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	656	1,493	230
Provision for doubtful debts	3,866	14,280	2,204
Tax loss carry forward	15,600	96	15
Others	686	1,251	193
Less: Valuation allowance	(18,115)	(13,166)	(2,032)

Current deferred tax assets	2,693	3,954	610

Deferred tax assets, non-current portion:
Deferred revenue	111	—	—
Intangible assets and prepaid expense	4,403	4,586	708
Foreign tax credit	960	1,222	189
Equity investment loss (gain)	1,402	(908)	(140)
Contingent consideration	2,085	1,434	221
Tax loss carry forward	8,051	27,517	4,248
Others	650	458	71
Less: Valuation allowance	(11,278)	(21,466)	(3,314)

Non-current deferred tax assets	6,384	12,843	1,983

Deferred tax liabilities, current portion:
Long-lived assets arising from acquisitions	—	414	64

Current deferred tax liabilities	—	414	64

Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions	16,259	37,897	5,850

Outside basis difference on investment in a VIE	49,732	61,109	9,434

Non-current deferred tax liabilities	65,991	99,006	15,284

Reconciliation of the beginning and ending amount of unrecognized tax benefit

	As of December 31,
	2014	2015
	RMB	RMB	US$
Balance at January 1	3,212	16,046	2,477
Additions based on tax positions related to the current year	12,834	30,569	4,719

Balance at December 31	16,046	46,615	7,196